Commitments And Contigencies - Minimum Future Commitments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitment and Contigencies [Abstract]
December 31, 2014	$ 258,540
December 31, 2015	44,310
Total	$ 302,850